Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash provided from (used by) Operations:
Net (loss) income from continuing operations	$ (1,043)	$ (1,125)	$ (1,960)
Items not involving cash:
Accrued interest	44	30	23
Amortization	48	24	14
Change in fair value of marketable securities	131	140	293
Flow through financing costs	0	4	0
Income tax recovery	(3)	(54)	(7)
Recovery of promissory notes receivable	0	(152)	0
Share-based payments	120	118	366
Write off of mineral property interest	(5)	(12)	67
Write-off of equipment	0	1	0
Cash flows from (used in) operations before changes in working capital	(708)	(1,014)	(1,204)
Changes in non-cash working capital items:
Receivables and prepaids	11	5	42
Accounts payable and accrued liabilities	(116)	88	69
Net cash used by operating activities	(813)	(921)	(1,093)
Financing:
Issuance of common shares, net of share issuance costs	1,008	0	331
Lease payments	(36)	0	0
Share buyback under normal course issuer bid	0	(27)	(168)
Cash provided from financing activities	972	(27)	163
Investing:
Mineral property interests, net of recoveries	(1,165)	(841)	(3,164)
Proceeds from optioned mineral property interest	12	12	0
Deferred royalty payment	(35)	(35)	(35)
Acquisition of marketable securities	0	(289)	(175)
Proceeds from disposition of marketable securities	518	154	104
Proceeds from promissory note receivable	59	94	0
Expenditures for equipment	(8)	(6)	(121)
Net cash (used by) provided from investing activities	(619)	(911)	(3,391)
Unrealized foreign exchange (loss) gain on cash	54	(116)	546
(Decrease) increase in cash	(406)	(1,975)	(3,775)
Cash, beginning of year	2,329	4,304	8,079
Cash, end of year	1,923	2,329	4,304
Non-cash financing and investing activities:
Right of use asset	112	0	0
Amortization of leased asset	34	0	0
Lease liability	90	0	0
Fair value of deferred royalty liability	0	0	183
Fair value of common shares issued for:
Mineral property interests	23	4	0
Fair value allocated to common shares issued on exercise of:
Share appreciation rights	0	0	23
Fair value of finders fee warrants from:
Issuance of finders fee warrants	32	0	11
Expiration of:
Stock options	155	407	12
Finders fee warrants	22	70	0
Share issuance costs included in Accounts Payable	5	0	0
Income taxes paid	0	0	0
Interest received	0	0	0
Interest paid	$ 17	$ 0	$ 0